Revenue Recognition	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Revenue from Contract with Customer [Abstract]
Revenue Recognition
4. Revenue Recognition
All revenue recognized in the condensed consolidated statements of operations is considered to be revenue from contracts with customers.
Revenue is recognized in an amount that reflects the consideration the Company expects to be entitled to in exchange for those goods or services when control of the promised good or service is transferred to the customer. Substantially all of the Company’s revenue from contracts with customers is recognized at a point in time, which is generally upon shipment of goods to the customer.
The Company sells specialty aerospace components based on a customer purchase order, which generally includes a fixed price per unit. The Company satisfies the single performance obligation generally upon shipment of the goods, as this is when contractual control transfers to the customer and recognizes revenue at that point in time. Total revenues do not include taxes, such as sales tax or value-added tax, which are assessed by governmental authorities and collected by the Company.
Products are covered by a standard assurance warranty, generally extended for a period of 25 days to two years depending on the customer, which promises that delivered products conform to contract specifications. The Company does not offer refunds or accept returns, unless related to a defect or warranty related matter. The Company does not sell extended warranties and does not provide warranties outside of fixing defects that existed at the time of sale. As such, warranties are accounted for under ASC 460,
Guarantees
and not as a separate performance obligation.
Customers generally have payment terms between 30 and 90 days from the satisfaction of the performance obligations. As a practical expedient, the Company does not adjust the amount of consideration for a financing component, as the period between the transfer of goods or services and the customer’s payment is, at contract inception, expected to be one year or less.

Net sales by end market were as follows (in thousands):

	Three Months Ended September 30,
	2024			2023
	OEM Net Sales	Aftermarket Net Sales	Total Net Sales	OEM Net Sales	Aftermarket Net Sales	Total Net Sales
Commercial Aerospace	$15,824	$29,058	$44,882	$14,574	$23,886	$38,460
Business Jet and General Aviation	19,911	10,121	30,032	11,701	7,729	19,430

Total Commercial	35,735	39,179	74,914	26,275	31,615	57,890
Defense	10,152	11,810	21,962	8,004	7,218	15,222
Other	2,976	3,667	6,643	5,667	4,028	9,695

Total	$48,863	$54,656	$103,519	$39,946	$42,861	$82,807

	Nine Months Ended September 30,
	2024			2023
	OEM Net Sales	Aftermarket Net Sales	Total Net Sales	OEM Net Sales	Aftermarket Net Sales	Total Net Sales
Commercial Aerospace	$46,316	$81,101	$127,417	$40,487	$67,016	$107,503
Business Jet and General Aviation	53,556	29,253	82,809	31,391	20,516	51,907

Total Commercial	99,872	110,354	210,226	71,878	87,532	159,410
Defense	26,793	32,681	59,474	22,546	21,056	43,602
Other	10,727	11,951	22,678	15,323	12,707	28,030

Total	$137,392	$154,986	$292,378	$109,747	$121,295	$231,042

4. Revenue Recognition
All revenue recognized in the consolidated statements of operations is considered to be revenue from contracts with customers.
Revenue is recognized in an amount that reflects the consideration the Company expects to be entitled to in exchange for those goods or services when control of the promised good or service is transferred to the customer. Substantially all of the Company’s revenue from contracts with customers is recognized at a point in time, which is generally upon shipment of goods to the customer.
The Company sells specialty aerospace components based on a customer purchase order, which generally includes a fixed price per unit. The Company satisfies the single performance obligation generally upon shipment of the goods, as this is when contractual control transfers to the customer and recognizes revenue at that point in time. Total revenues do not include taxes, such as sales tax or value-added tax, which are assessed by governmental authorities and collected by the Company.
Products are covered by a standard assurance warranty, generally extended for a period of 25 days to two years depending on the customer, which promises that delivered products conform to contract specifications. The Company does not offer refunds or accept returns, unless related to a defect or warranty related matter. The Company does not sell extended warranties and does not provide warranties outside of fixing defects that existed at the time of sale. As such, warranties are accounted for under ASC 460,
Guarantees
and not as a separate performance obligation.
Customers generally have payment terms between 30 and 90 days from the satisfaction of the performance obligations. As a practical expedient, the Company does not adjust the amount of consideration for a financing component, as the period between the transfer of goods or services and the customer’s payment is, at contract inception, expected to be one year or less.
Net sales to foreign customers, primarily in Western Europe, Canada and Asia, were $103.8 million and $67.9 million for the years ended December 31, 2023 and 2022, respectively.
Net sales by end market were as follows (in thousands):

	Years Ended December 31,
	2023			2022
	OEM Net Sales	Aftermarket Net Sales	Total Net Sales	OEM Net Sales	Aftermarket Net Sales	Total Net Sales
Commercial Aerospace	$54,726	$89,204	$143,930	$40,792	$66,697	$107,489
Business Jet & General Aviation	47,016	29,028	76,044	31,207	17,053	48,260
Defense	30,399	28,839	59,238	26,631	31,554	58,185
Other	21,045	17,220	38,265	12,626	12,874	25,500

Total	$153,186	$164,291	$317,477	$111,256	$128,178	$239,434